Income Taxes (Tables)	6 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Income Taxes of Company’s Continuing Operations	Income taxes for the six months ended March 31, 2024 and 2023 are attributed to the Company’s continuing operations in China and consisted of:
	2024	2023
Current income tax	$-	$150,862
Deferred income tax	24,805	(9,488)
Total income tax expense (benefits)	$24,805	$141,374

Schedule of Income Tax Expense	Income tax expense reconciliation are as follows:
	2024	2023
Income before taxes	$840,527	$1,595,461
PRC EIT tax rates	15%	15%
Tax at the PRC EIT tax rates	$126,079	239,319
Rate differences in various jurisdictions	45,789	-
Tax effect of R&D expenses deduction	(182,476)	(171,281)
Tax effect of non-taxable investment income and government grant	-	23,097
Tax effect of non-deductible expenses	35,413	50,239
Income tax expenses (benefits)	$24,805	$141,374

Schedule of Tax Effects of Significant Portions of the Deferred Tax Asset	The tax effects of temporary differences that give rise to significant portions of the deferred tax asset at March 31, 2024 and September 30, 2023 are presented below:
	March 31, 2024	September 30, 2023
Deferred tax assets:
Allowance for credit losses	$311,886	$392,713
Loss carryforward	73,150	2,076
DTA allowance	(12,963)	(2,076)
Total	$372,073	$392,713

Schedule of Taxes Payable	Taxes payable consist of the following:
	March 31, 2024	September 30, 2023
Income tax payable	$3,182,236	$3,507,752
VAT and tax payable (receivable)	(193,790)	502,097
Total tax payable	$2,988,446	$4,009,849